STOCKHOLDERS' EQUITY - Additional Information (Details) - USD ($)				1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 23, 2019	Mar. 02, 2018	Mar. 02, 2018	Jan. 31, 2020	Apr. 30, 2019	Apr. 23, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 17, 2020	Mar. 14, 2019	Mar. 02, 2019	Jan. 06, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		3,860,294	3,860,294				8,125,000		8,125,000		8,125,000
Reduction In Exercise Of Warrants			$ 0.20
Proceeds from Warrant Exercises		$ 1,029,000							$ 0	$ 241,911	$ 241,911	$ 240,625
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.2301	$ 0.2301				$ 0.18		$ 0.18		$ 0.18
Allocated Share-based Compensation Expense							$ 61,744	$ 146,433	$ 123,488	$ 196,272	$ 332,003	$ 269,740
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options							$ 299,253		$ 299,253		$ 423,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									11 months 4 days		1 year 3 months 7 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant							9,931,250		9,931,250		11,951,250	3,610,130					4,123,142
Additional Common Stock To Outstanding shares value percent											2.00%
Employee and Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value											$ 0.19	$ 0.16
Stock Option and Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant											5,000,000
March Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,000,000	925,000	925,000	1,939,294		1,000,000								1,000,000
Proceeds from Warrant Exercises	$ 125,000	$ 115,625		$ 241,911		$ 125,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.125	$ 0.125								$ 0.125				$ 0.125
Sabby Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		0.51	0.51										1,935,294
Stock Issued During Period, Shares, New Issues			5,147,059
Proceeds from Warrant Exercises					$ 125,000						$ 241,911
Warrant | Estimate of Fair Value Measurement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.125		$ 0.125		$ 0.125
Offering Expenses Related To Warrant Reprice									$ 82,566		$ 82,566
Warrant | Sabby Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from Warrant Exercises											$ 115,625
Note Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																1,149,016